Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSA activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2018	900,000	$0.19

Granted	-	-
Released	(450,000)	0.19
Unvested, March 31, 2019	450,000	$0.19

Stock options | Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for future grant
Shares Available for Grant
Available as of December 31, 2017	870,000
Share pool increase	10,190,774
Forfeited	427,000
Expired	48,000
Granted	(2,393,501)
Available as of December 31, 2018	9,142,273

Schedule of summary of stock option activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value*

Outstanding, December 31, 2017	1,130,000	$0.60	6.89

Granted	1,750,000	0.30
Expired	(48,000)	2.57
Forfeited	(427,000)	0.66
Outstanding, December 31, 2018	2,405,000	$0.33	8.71	$182,000
Exercisable, December 31, 2018	859,417	$0.37	7.39	$36,458
Vested and Expected to Vest, December 31, 2018	2,405,000	$0.33	8.71	$182,000

*The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2018 for those stock options for which the quoted market price was in excess of the exercise price (“in-the-money options”).

Schedule of fair value assumptions of stock option granted
Year Ended December 31, 2018
Dividend Yield	–
Risk-free interest rate	3.06 – 3.1%
Expected term (in years)	5.27-5.58
Volatility	70-93.6%

Stock options | Awards Granted Outside the 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value assumptions of stock option granted
At Issuance
Dividend Yield	–
Risk-free interest rate	2.79%
Expected term (in years)	5.54
Volatility	70%

Restricted Stock Awards | Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSA activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2017	1,050,000	$0.75

Granted	643,501	0.26
Released	(1,050,000)	0.75
Unvested, December 31, 2018	643,501	$0.26

Restricted Stock Awards | Awards Granted Outside the 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSA activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2017	-	$-

Granted	2,500,000	0.19
Released	(1,600,000)	0.19
Unvested, December 31, 2018	900,000	$0.19